PACIFIC GLOBAL FUND, INC.
D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED NOVEMBER 27, 2006
TO THE PROSPECTUS
DATED OCTOBER 9, 2006

This Supplement updates information contained in the Prospectus for Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated October 9, 2006.  Please keep this Supplement together with your Prospectus for future reference.

On November 10, 2006, the Board of Directors (the “Board”) of the Company unanimously voted to terminate Bache Capital Management, Inc. (“Bache”) (A) as investment sub-adviser of the Balanced Fund effective at the close of business on December 31, 2006, and (B) as co-manager of the Income and Equity Fund effective at the close of business on December 31, 2006.  After December 31, 2006, Pacific Global Investment Management Company (“PGIMC”) will continue to serve as the investment manager of the Balanced Fund and the Income and Equity Fund, and will assume the duties previously performed by Bache.

Also, effective January 1, 2007, the Expense Limitation Agreement between the Company and PGIMC with respect to the Government Securities Fund is amended to reduce the amount above which expenses shall be waived or reimbursed, and to add Pacific Global Investors Services, Inc. as a party to the Expense Limitation Agreement to provide a waiver of transfer agency fees to the extent required.

Accordingly, your prospectus is amended as follows:

Page 20 – Effective as of the close of business on December 31, 2006, replace footnote 6 with the following:

6Waiving fees to keep costs down

Pacific Global Investment Management Company (“PGIMC”)  will voluntarily waive  its management fees to the extent that the actual operating expenses of the following Funds exceed the following thresholds:

	Class A	Class C
Government Securities Fund	1.65%	2.40%
Income and Equity Fund	1.95%	2.70%
Growth Fund	2.65%	3.40%

For the Growth Fund and the Government Securities Fund only, if net expenses exceed the above thresholds after waiver of the entire management fee, Pacific Global Investor Services, Inc. (“PGIS”), the Company’s transfer agent, will waive its transfer agency fee to the extent necessary to reduce Class expenses to the above thresholds.

Pages 36–37 – Effective as of the close of business on December 31, 2006, replace the discussion under the heading “Investment Manager” with the following:

Investment Manager

Pacific Global Investment Management Company (“PGIMC”) is the manager of the Funds. As such, under the supervision of the Board of Directors,  it supervises, advises and manages the day-to-day investment operations of each Fund.  PGIMC:

•                  is solely responsible for the investment activities of the Funds;

•                  is responsible for managing the Company’s operations and business affairs and supervising our administrative services agent; and

•                  is ultimately responsible for all the Funds.

PGIMC began operations on December 17, 1991. As of December 31, 2005, PGIMC had $135.3 million assets under management.  PGIMC is located at 101 North Brand Boulevard, Suite 1950, Glendale, CA 91203.

George A. Henning. Mr. Henning is portfolio manager of the Small Cap Fund.  He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Mr. Henning is Chairman of the Company and Chairman, principal stockholder and President of PGIMC. He also serves as the Chairman of Pacific Global Fund Distributors, Inc. (“PGFD”), and Pacific Global Investor Services, Inc. (“PGIS”), our transfer, dividend disbursing, and administrative services agent. He has been associated with these firms since 1991.

Thomas H. Hanson. Mr. Hanson is portfolio manager of the Government Securities Fund, the Income and Equity Fund and the Growth Fund. He is also  the lead portfolio manager of the Balanced Fund.  As the lead manager, Mr. Hanson generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  The degree to which Mr. Hanson may perform these functions, and the nature of these functions, may change from time to time.

Mr. Hanson is Vice President, and Secretary of the Company and serves as Executive Vice President and Director of PGIMC, President and Director of PGFD, and Director of PGIS. He has been associated with these firms since 1991. He is also owner, Director, Chairman, and President of TriVest Global Management, Inc., and Chairman, President, and Chief Executive Officer of TriVest Capital Management, Inc. He has been associated with these firms since 1993.

Shelly J. Meyers. Ms. Meyers is a portfolio manager of the Multi-Cap Value Fund.  Ms. Meyers and Mr. Samuel C. Coquillard are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Fund.  Ms. Meyers also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Ms. Meyers is an Executive Vice President of PGIMC. She has been associated with this firm since 2003. From 1996 to 2003, Ms. Meyers was Chairwoman and CEO of Meyers Capital Management, LLC, an investment advisory firm. Prior to July 1, 2003, Meyers Capital Management, LLC was the sub-adviser to the Multi-Cap Value Fund.

Samuel C. Coquillard. Effective February 2006, Mr. Coquillard joined Shelly J. Meyers as a portfolio manager of the Multi-Cap Value Fund.  Mr. Coquillard and Ms. Meyers are jointly and primarily responsible and share equal responsibility for the day-to-day management of the Fund. He also serves as a portfolio manager with respect to the equity securities portion of the Balanced Fund.

Mr. Coquillard is an Executive Vice President of PGIMC. He has been associated with this firm since 2006. From 2003 to 2006, Mr. Coquillard was a Senior Vice President of Chelsea Management Company, an investment advisory firm. From 2000 to 2003, Mr. Coquillard was a First Vice President of Merrill Lynch.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Page 38 - Effective as of the close of business on December 31, 2006, replace the discussion under the heading “Management and Advisory Fees” with the following:

Management and Advisory Fees

Each Fund pays PGIMC directly for  its services to the Funds. The management fee paid by each Fund is as follows:

•      0.65% from the Government Securities Fund;

•      0.75% from the Income and Equity Fund;

•      0.75% from the Balanced Fund;

•      0.75% from the Growth Fund;

•      1.00% from the Multi-Cap Value Fund;

•      0.75% from the Small Cap Fund.

PGIMC will voluntarily waive its management fees to the extent that the actual operating expenses of the Government Securities Fund, Income and Equity Fund, and Growth Fund exceed the thresholds set forth in Footnote 6 on page 20 of this prospectus. For the Growth Fund and Government Securities Fund only, if net expenses exceed the above thresholds after waiver of the entire management fee, PGIS will waive its transfer agency fee to the extent necessary to reduce Class expenses to the above thresholds.

If the operating expenses of a Class exceed the relevant threshold after waiver of the entire management fee and, with respect to the Growth Fund and Government Securities Fund only, the entire transfer agency fee, PGIMC and PGIS will not have any obligation to reimburse the Funds for the excess operating expenses. As a result, the operating expenses for the Funds may exceed the above thresholds. We may terminate or change the fee waiver arrangements on any Fund with 90 days’ notice. The amounts waived by PGIMC and PGIS are permanently waived, and PGIMC and PGIS will have no right to recover those amounts from the Funds. No expense limitation arrangements apply to the Balanced Fund, Multi-Cap Value Fund, or the Small Cap Fund.

Fees waived or expenses reimbursed with respect to a Class under prior expense limitation arrangements (including past fee waivers and expense reimbursements with respect to the Balanced Fund and Small Cap Fund) are permanently waived and may not be recovered by PGIMC or PGIS.

PACIFIC GLOBAL FUND, INC.

D/B/A PACIFIC ADVISORS FUND INC.

SUPPLEMENT DATED NOVEMBER 27, 2006

TO STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 9, 2006

This Supplement updates information contained in the Statement of Additional Information for Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc. (the “Company”), dated October 9, 2006.  Please keep this Supplement together with your Prospectus and Statement of Additional Information for future reference.

On November 10, 2006, the Board of Directors (the “Board”) of the Company unanimously voted to terminate Bache Capital Management, Inc. (“Bache”) (A) as investment sub-advisor of the Balanced Fund effective at the close of business on December 31, 2006, and (B) as co-manager of the Income and Equity Fund effective at the close of business on December 31, 2006.  After December 31, 2006, Pacific Global Investment Management Company (“PGIMC”) will continue to serve as the investment manager of the Balanced Fund and the Income and Equity Fund, and will assume the duties previously performed by Bache.

Effective January 1, 2007, the Expense Limitation Agreement between the Company and PGIMC with respect to the Government Securities Fund is amended to reduce the amount above which expenses shall be waived or reimbursed, and to add Pacific Global Investors Services, Inc. as a party to the Expense Limitation Agreement to provide a waiver of transfer agency fees to the extent required.

Effective November 10, 2006, Catherine L. Henning was elected as Secretary of the Company.

Accordingly, your Statement of Additional Information is amended as follows:

Effective at the close of business on December 31, 2006, delete all references in the Statement of Additional Information to Bache Capital Management, Inc. and Stephen K. Bache.

Page S-19 – Effective as of the close of business on December 31, 2006, replace the discussion under the heading “Investment Manager, Co-Manager, and Advisers” with the following:

Investment Manager

Pacific Global Investment Management Company (the “Manager” or “Pacific Global”) serves as manager pursuant to separate agreements between the Company on behalf of each Fund and the Manager (the “Agreements”). Each Agreement was approved by the Board of Directors, including a majority of the non-”interested” persons. Each Agreement has also been approved by applicable shareholders.

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Page S-22 – Effective January 1, 2007, replace the discussion under the heading “Expense Limitation Agreements” with the following:

Expense Limitation Agreements. The Company bears all expenses of its operation, other than those assumed by the Manager. The Manager has voluntarily entered into Expense Limitation Agreements with certain Funds, pursuant to which it may waive its management and advisory fees, and/or absorb certain expenses for each Fund. Pursuant to these Agreements, PGIMC will voluntarily waive its management fees to the extent that the actual operating expenses of the following Funds exceed the following thresholds:

	Class A	Class C
Government Securities Fund	1.65%	2.40%
Income and Equity Fund	1.95%	2.70%
Growth Fund	2.65%	3.40%

For the Growth Fund and Government Securities Fund only, if net expenses would exceed the above thresholds after waiver of the entire management fee, Pacific Global Investors Services Inc. (“PGIS”), the Company’s transfer agent, will waive its transfer agency fees to the extent necessary to reduce class expenses to the above threshold percentages.

If operating expenses of a Class exceed the relevant threshold after waiver of the entire management fee and, with respect to Growth Fund and Government Securities Fund only, the entire transfer agency fee, PGIMC and PGIS will not have any obligation to reimburse the Fund for the excess operating expenses. As a result, the operating expenses for the Funds may exceed the above threshold percentages. We may end or change the fee waiver arrangements on any Fund with 90 days’ notice. The amounts waived by PGIMC and PGIS are permanently waived, and PGIMC and PGIS will have no right to recover those amounts from the Funds. No expense limitation arrangements apply to the Balanced Fund, Multi-Cap Value Fund, and the Small Cap Fund.

All fees waived and expenses reimbursed with respect to a Class pursuant to prior expense limitation arrangements (including past fee waivers and expense reimbursements with respect to the Small Cap Fund and the Balanced Fund) are permanently waived and may not be recovered by PGIMC.

Pages S-31 and S-32 – Change Thomas H. Hanson’s Position(s) Held with the Company to “Vice President,” and change Catherine L. Henning’s Position(s) Held with the Company to “Secretary.”

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